THE CUTLER TRUST

September 17, 2020

Submitted via Edgar

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: The Cutler Trust (the “Trust”)

File Nos. 811-07242 and 33-52850

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies on behalf of the Trust that: (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust’s registration statement on Form N-1A relating to the Cutler Equity Fund’s Class II Shares; and (ii) the text of the most recent post-effective amendment has been filed electronically with the U.S. Securities and Exchange Commission on September 15, 2020 with regard to the Cutler Equity Fund’s Class II Shares.

Please contact the undersigned at 513-869-4326 if you have any questions.

Very truly yours,

/s/ Linda J. Hoard

Linda J. Hoard
Secretary

 THE CUTLER TRUST ♦ P.O. BOX 46707 ♦ CINCINNATI, OH 45246

Cutler Equity Fund is distributed by Ultimus Fund Distributors, LLC